N-2 - $ / shares shares in Millions	1 Months Ended	3 Months Ended
	Apr. 18, 2024	Mar. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001495222
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Oxford Lane Capital Corp.
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV		$ 4.85
Highest Price or Bid, NAV		$ 4.95
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
Additional Details (unaudited)	Amounts as of March 31, 2024
Distributions per share paid on common stock during the quarter	$0.24
Common shares outstanding (approximately)	239.1 million
Number of portfolio investments	249
Total company preferred stock and debt outstanding	$487.2 million
Weighted average shares of common stock outstanding (approximately)	226.7 million
Cash and cash equivalents (approximately)	$43.0 million

Outstanding Security, Authorized [Shares]	239.1